Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 24,159	$ 13,021
Short-term deposits	6,067	0
Marketable debt securities	59,962	5,976
Other accounts receivable	218	155
Total current assets	90,406	19,152
Property and equipment, net	194	491
Total assets	90,600	19,643
Current liabilities
Trade payables	1,814	2,276
Other accounts payable	892	1,034
Deferred revenue	0	538
Total current liabilities	2,706	3,848
Stockholders' equity
Ordinary shares, par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 21,018,919 shares as of December 31, 2018; 14,435,161 shares as of December 31, 2017	58	40
Additional paid-in capital	174,322	92,381
Accumulated other comprehensive loss	(11)	(7)
Accumulated deficit	(86,475)	(76,619)
Total stockholders' equity	87,894	15,795
Total liabilities and stockholders' equity	$ 90,600	$ 19,643